UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  December 31, 2008

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	February 12, 2009

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  47
Form 13F Information Table Value Total:  275308

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
AIG		COM	026874107	841	535769	SH		SOLE		342810		192959
Amgen		COM	031162100	6920	119830	SH		SOLE		74020		45810
Applied MaterialCOM	038222105	4192	413810	SH		SOLE		263730		150080
Avon		COM	054303102	5769	240060	SH		SOLE		150740		89320
Bank of NY	COM	064057102	4466	157658	SH		SOLE		152400		5258
Bed Bath&Beyond	COM	075896100	8863	348650	SH		SOLE		220080		128570
BJ Services	COM	055482103	3799	325525	SH		SOLE		229720		95805
Cintas Corp	COM	172908105	9668	416200	SH		SOLE		264750		151450
Cisco Systems	COM	17275R102	2578	158152	SH		SOLE		104720		53432
Coca Cola 	COM	191216100	6957	153681	SH		SOLE		92200		61481
Dell Inc	COM	24702R101	8799	859285	SH		SOLE		555910		303375
Eli Lilly 	COM	277461109	11659	289512	SH		SOLE		184910		104602
Exxon Mobile	COM	30231G102	271	3400	SH		SOLE		0		3400
Fed. Nat'l Mtg	COM	313586109	484	636649	SH		SOLE		460270		176379
FedEx Corp	COM	31428X106	3635	56665	SH		SOLE		38950		17715
Forest Lab	COM	345838106	6354	249485	SH		SOLE		169330		80155
Gannett Co	COM	364730101	4164	520520	SH		SOLE		354490		166030
GE	 	COM	369604103	9535	588571	SH		SOLE		359240		229331
Harley Davidson	COM	412822108	2829	166677	SH		SOLE		102030		64647
Home Depot 	COM	437076102	15533	674747	SH		SOLE		436407		238340
Intel Corp 	COM	458140100	12536	855117	SH		SOLE		555800		299317
Legg Mason, Inc	COM	524901105	11244	513180	SH		SOLE		355300		157880
Lowe's CompaniesCOM	548661107	6004	279000	SH		SOLE		184360		94640
Maxim IntegratedCOM	57772K101	6412	561445	SH		SOLE		351620		209825
MGIC Investment	COM	552848103	2521	724457	SH		SOLE		557430		167117
Microsoft Corp 	COM	594918104	8114	417380	SH		SOLE		267220		150160
Nabors Ind.	COM	G6359F103	2286	190970	SH		SOLE		125990		64980
Nokia Corp	COM	654902204	9564	613060	SH		SOLE		394070		218990
Patterson Co	COM	703395103	6102	325445	SH		SOLE		208670		116775
Pfizer Inc	COM	717081103	10877	614180	SH		SOLE		395734		218446
Pitney Bowes	COM	724479100	4914	192844	SH		SOLE		124325		68519
Regions Fin	COM	7591EP100	310	38893	SH		SOLE		0		38893
SunTrust Bank	COM	867892101	209	7081	SH		SOLE		0		7081
Sysco Corp	COM	871829107	13403	584237	SH		SOLE		365890		218347
T Rowe Price	COM	74144T108	3050	86070	SH		SOLE		56770		29300
UPS		COM	911363109	6421	116400	SH		SOLE		77180		39220
Vulcan MaterialsCOM	929160109	4500	64680	SH		SOLE		42940		21740
Walgreens	COM	931422109	4454	180540	SH		SOLE		113830		66710
Walmart		COM	931142103	6530	116489	SH		SOLE		64300		52189
Waste Mgmt	COM	94106L109	6526	196933	SH		SOLE		126185		70748
Xerox	 	COM	984121103	5395	676879	SH		SOLE		454769		222110
XL Capital	COM	G98255105	3337	901902	SH		SOLE		663680		238222
Zimmer Holding	COM	98956P102	7388	182778	SH		SOLE		116435		66343
DJ Regional BankISHARES TR 464288778	14845	620355	SH		SOLE		412950		207405
Lehman AGG	ISHARES TR 464287226	297	2855	SH		SOLE		0		2855
IBoxx INV CPBD	ISHARES TR 464287242	209	2056	SH		SOLE		0		2056
SP 100 IDX FD	ISHARES	TR 464287101	544	12600	SH		SOLE		0		12600